Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Subscription revenue	$ 5,426,623	$ 6,223,685	$ 22,898,530	$ 18,647,855
Advertising revenue	321,427	495,267	1,942,753	2,340,574
Total revenues	5,748,050	6,718,952	24,841,283	20,988,429
Costs and expenses:
Cost of revenue	1,012,027	1,282,505	4,861,315	5,015,565
Sales and marketing expense	1,389,992	2,230,492	7,847,235	5,099,956
Product development expense	2,148,915	2,211,344	8,918,409	8,600,688
General and administrative expense	2,008,709	2,070,127	8,874,389	4,016,068
Total costs and expenses	6,559,643	7,794,468	30,501,348	22,732,277
Loss from operations	(811,593)	(1,075,516)	(5,660,065)	(1,743,848)
Interest income (expense), net	2,938	36,813	41,717	(60,030)
Other (expense) income, net			(46,933)	351,102
Loss before provision for income taxes	(808,655)	(1,038,703)	(5,665,281)	(1,452,776)
Provision for income taxes			(228,972)
Net loss	$ (808,655)	$ (1,038,703)	$ (5,894,253)	$ (1,452,776)
Net loss per share of common stock:
Basic and diluted	$ (0.12)	$ (0.15)	$ (0.91)	$ (0.26)
Weighted average number of shares of common stock used in calculating net loss per share of common stock:
Basic and diluted	6,881,794	6,714,915	6,452,581	5,577,856